Share Capital	12 Months Ended
Oct. 31, 2022
Share Capital [Abstract]
Share Capital
8.	Share Capital

The Company’s Authorized share capital is unlimited common shares without par value share capital consists of:

As of October 31, 2022, the number of shares issued and outstanding are 1,319,770 (October 31, 2021 - 1,250,858).

On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts and instruments convertible into shares have been retroactively restated for all periods presented.

Share transactions during the year ended October 31, 2022:

a.	On November 26, 2021, the Company issued 1,333 shares of common stock with a fair value of $28,800 to the Chief Science Officer (“CSO”) of the Company as per the agreement described in Note 14(a).

b.	On February 14, 2022, the Company issued 1,334 shares of common stock with a fair value of $24,000 to the CSO as per the agreement described in Note 14(a).

c.	On February 14, 2022, the Company closed the Medigus Agreement, whereby the Company issued a total of 66,245 units to Medigus in consideration for $953,925 (US$750,000) (“Cash Financing”) and 416,667 common shares of Medigus (“Share Exchange Agreement”). Each unit was comprised of one common share and one warrant, with each warrant exercisable at $60.00 per common share for a period of 18 months.

Pursuant to the Cash Financing, the Company issued 39,747 units at $24.00 per unit for proceeds of $953,925 (US$750,000) consisting of common shares with a fair value of $763,140 and warrants with a fair value of $190,785.

In connection with the Cash Financing, the Company incurred a finder’s fee of $95,393 (US$75,000), which was charged to the statement of changes in shareholders’ equity (deficit).

Pursuant to the Share Exchange, the Company issued 26,498 units with a fair value of $621,695, consisting of common shares with a fair value of $508,760 and warrants with a fair value of $112,935. The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions: risk-free rate of 1.43%, expected life of 1.5 years, and volatility of 107.46%.

In connection with the Share Exchange, the Company incurred finder’s fees of $63,399 (US$50,000), which were charged to the statement of Operations and Comprehensive Loss.

On June 29, 2022, the Company signed an amendment to the Medigus Agreement (“Medigus Amended Agreement”), pursuant to which, in the event of an initial public offering, Medigus would receive, in respect of the Cash Financing, for no additional consideration, the number of shares necessary to maintain an ownership percentage of the Company’s shares equal to the level of ownership it had at the time of the Medigus Agreement. See Note 19a for details of the issuance of further shares and warrants subsequent to the reporting period.

As of October 31, 2022, the Company recorded the fair value of this derivative financial liability in the amount of $396,597 as a current liability.

In addition, Medigus will be entitled to 10% of the initial equity of a potential venture in the area of psychedelics, in connection with a research project currently conducted according to an agreement between the Company and the commercialization arm of a leading Israeli academic institution.

Share transactions during the year ended October 31, 2021:

d.	On April 9, 2021, the Company issued 333,333 common shares at $4.50 per share for gross proceeds of $1,500,000. In connection with this private placement, the Company paid a finder’s fee of $117,186.

e.	On June 22, 2021, the Company issued 276,666 units at $22.50 per unit for gross proceeds of $6,225,000. Each unit consisted of one common share and one share purchase warrant exercisable at $37.50 per common share expiring on December 22, 2022. In connection, with this private placement, the Company paid finders’ fees of $594,000.

Share transactions during the year ended October 31, 2020:

f.	On March 12, 2020, the Company issued of 270,833 common shares at $2,40 per share for gross proceeds of $650,000. The Company incurred share issuance costs of $51,300 in connection with this private placement.